Mining Interests - Owned By Subsidiaries - Summary of Carrying Amount of Mining Interests by Property Owned by Subsidiaries (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mining assets and property, plant and equipment [Abstract]
Assets not yet ready for intended use	$ 512	$ 309
Finance lease included in plant and equipment	278	299
Royalties included in production cost	$ 78	$ 69